CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 8,390	$ 792,416
Prepaid expenses	113,140	343,839
Total Current Assets	121,530	1,136,255
Cash and marketable securities held in Trust Account	230,158,259	230,091,362
TOTAL ASSETS	230,279,789	231,227,617
Current liabilities
Accounts payable and accrued expenses	6,260,642	859,811
Promissory note - related party	527,756
Total current liabilities	6,788,398	859,811
Warrant liability	12,766,082	25,489,000
Deferred underwriting fee payable	8,050,000	8,050,000
Total Liabilities	27,604,480	34,398,811
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, 23,000,000 shares issued and outstanding at redemption value of $10.00 per share	230,000,000	230,000,000
Shareholders' Deficit
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued or outstanding
Accumulated deficit	(27,325,266)	(33,171,769)
Total Shareholders' Deficit	(27,324,691)	(33,171,194)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	230,279,789	231,227,617
Class B common stock
Shareholders' Deficit
Ordinary shares	$ 575	$ 575